Investments, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31:

	2025
	Total	Level 1	Level 2	Level 3
Investments:
Short-term investments	$274,016	$274,016	$—	$—
Mutual funds:
Bond funds	30,810,766	30,810,766	—	—
Balanced funds	44,367,227	44,367,227	—	—
Total mutual funds	75,177,993	75,177,993	—	—
Common/collective trust funds:
Money market funds	20,330,952	—	20,330,952	—
Stable value funds	21,673,330	—	21,673,330	—
Bond funds	8,368,049	—	8,368,049	—
Blend funds	332,321,164	—	332,321,164	—
Foreign blend funds	59,544,731	—	59,544,731	—
Target maturity funds	504,267,871	—	504,267,871	—
Total common/collective trust funds	946,506,097	—	946,506,097	—
Group variable annuity	22,223,077	22,223,077	—	—
Common stock of Genworth Financial, Inc.	8,816,197	8,816,197	—	—
Total investments	$1,052,997,380	$106,491,283	$946,506,097	$—

	2024
	Total	Level 1	Level 2	Level 3
Investments:
Short-term investments	$229,061	$229,061	$—	$—
Mutual funds:
Bond funds	22,894,014	22,894,014	—	—
Balanced funds	39,904,443	39,904,443	—	—
Total mutual funds	62,798,457	62,798,457	—	—
Common/collective trust funds:
Money market funds	18,905,292	—	18,905,292	—
Stable value funds	22,196,474	—	22,196,474	—
Bond funds	6,375,178	—	6,375,178	—
Blend funds	301,936,568	—	301,936,568	—
Foreign blend funds	40,045,845	—	40,045,845	—
Target maturity funds	454,161,742	—	454,161,742	—
Total common/collective trust funds	843,621,099	—	843,621,099	—
Group variable annuity	22,582,827	22,582,827	—	—
Common stock of Genworth Financial, Inc.	7,991,695	7,991,695	—	—
Total investments	$937,223,139	$93,602,040	$843,621,099	$—